Fair Value Summary of Changes in Fair Value Associated With Level 3 Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Fair Value	$ 110	$ 122
Calls/ Maturities/ Paydowns/Other	4	1
Purchases	2	4
Sales	0	(10)
Net Realized (Gain)/Loss on Sales	0	9
Change in Valuation	(11)	(16)
Net Transfers In (Out)	0	0
Ending Fair value	105	$ 110
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Net realized gains (losses) on security sales
Corporate and other debt securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Fair Value	3	$ 0
Calls/ Maturities/ Paydowns/Other	0	0
Purchases	2	3
Sales	0	0
Net Realized (Gain)/Loss on Sales	0	0
Change in Valuation	0	0
Net Transfers In (Out)	0	0
Ending Fair value	5	3
Nonredeemable preferred stocks | Financials
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Fair Value	64	84
Calls/ Maturities/ Paydowns/Other	0	(8)
Purchases	0	1
Sales	0	0
Net Realized (Gain)/Loss on Sales	0	0
Change in Valuation	(12)	(13)
Net Transfers In (Out)	0	0
Ending Fair value	52	64
Common equities | Common Stocks, by Industry
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Fair Value	22	18
Calls/ Maturities/ Paydowns/Other	0	8
Purchases	0	0
Sales	0	(10)
Net Realized (Gain)/Loss on Sales	0	9
Change in Valuation	1	(3)
Net Transfers In (Out)	0	0
Ending Fair value	23	22
Common equities | Other risk investments
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning Fair Value	21	20
Calls/ Maturities/ Paydowns/Other	4	1
Purchases	0	0
Sales	0	0
Net Realized (Gain)/Loss on Sales	0	0
Change in Valuation	0	0
Net Transfers In (Out)	0	0
Ending Fair value	$ 25	$ 21